Note 29 - Treasury Shares - Shares Accepted In Pledge (Details) - € / shares	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016	Dec. 31, 2015
Treasury Shares
Number Of Shares In Pledge	64,633,003		90,731,198			92,703,291
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Percentage Share Capital	0.97%		1.38%			1.46%